Supplemental Financial Statement Data - Schedule of Warranty Accrual (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty accrual, beginning of period	$ 48	$ 42	$ 42
Charges to operations	14	21
Utilization	(27)	(25)
Changes in estimate related to pre-existing warranties	4	5
Warranty accrual, end of period	39	43	48	$ 42
The Flash Business of Western Digital Corporation [Member]
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty accrual, beginning of period	$ 48	$ 42	42	52	$ 48
Charges to operations			28	30	35
Utilization			(34)	(26)	(19)
Changes in estimate related to pre-existing warranties			12	(14)	(12)
Warranty accrual, end of period			$ 48	$ 42	$ 52